Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2012
Wilmington Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILMINGTON MUNICIPAL BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional, in the Fund’s prospectus in the section entitled “How are shares priced?”.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from July 1, 2011 through April 30, 2012, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio. During the most recent full fiscal year of the predecessor fund (June 30, 2011), the portfolio turnover rate was 30% of the average value of the portfolio. See the section entitled “Performance Information” for more information about the predecessor fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Wilmington Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.

The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

		In selecting securities, the Fund’s investment advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity and securities with different and potentially advantageous structures. The investment advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.
  Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.
  Prepayment Risk. The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.
  Sector Focus Risk. A fund that focuses its investments in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.
  Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
		As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The returns presented for the Fund reflect the performance of a former series of WT Mutual Fund, also known as Wilmington Municipal Bond Fund (the “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

		The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wilmingtonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class I Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 5.48% 9/30/2009 Worst Quarter (2.95)% 9/30/2008
The Fund’s Class I Shares total return for the six-month period from January 1, 2012 to June 30, 2012 was 2.87%. The average annual total returns in the table below include the maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Wilmington Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[1]
1 Year	rr_ExpenseExampleYear01	535
3 Years	rr_ExpenseExampleYear03	779
5 Years	rr_ExpenseExampleYear05	1,041
10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_AverageAnnualReturnYear01	3.72%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	3.99%	[3]
Wilmington Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.62%	[1]
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	484
10 Years	rr_ExpenseExampleYear10	1,115
2002	rr_AnnualReturn2002	7.92%
2003	rr_AnnualReturn2003	3.45%
2004	rr_AnnualReturn2004	2.22%
2005	rr_AnnualReturn2005	1.53%
2006	rr_AnnualReturn2006	3.80%
2007	rr_AnnualReturn2007	4.19%
2008	rr_AnnualReturn2008	(2.94%)
2009	rr_AnnualReturn2009	11.99%
2010	rr_AnnualReturn2010	4.75%
2011	rr_AnnualReturn2011	8.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.95%)
1 Year	rr_AverageAnnualReturnYear01	8.84%
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Wilmington Municipal Bond Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.64%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Wilmington Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.19%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Wilmington Municipal Bond Fund | Standard & Poor's Intermediate Municipal Index (reflects no deductions for Fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.17%
5 Years	rr_AverageAnnualReturnYear05	5.96%
10 Years	rr_AverageAnnualReturnYear10	5.57%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.86% and 0.61%, respectively (not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund's Board of Trustees.
[3]	Class A Shares commenced operations on December 20, 2005.